Convertible debenture (Disclosure of convertible debenture) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Opening balance	$ 1,025,803
Foreign exchange	557,477	$ (651,807)	$ 133,468
Ending balance, classified as short-term	145,122	1,025,803
Unsecured convertible debenture [Member]
Disclosure of detailed information about borrowings [line items]
Opening balance	839,132	785,129
Accretion	61,162	54,003
Ending balance, classified as short-term	900,294	0
Ending balance, classified as long-term	0	839,132
Convertible Debenture [Member]
Disclosure of detailed information about borrowings [line items]
Opening balance	3,338,552	2,698,761
Accretion	448,445	380,338
Foreign exchange	(170,940)	259,453
Ending balance, classified as short-term	3,616,057	3,338,552
Derivative Liability [Member]
Disclosure of detailed information about borrowings [line items]
Opening balance	1,025,803	1,027,427
Foreign exchange	(35,478)	84,377
Fair value adjustment	(845,203)	86,001
Ending balance, classified as short-term	$ 145,122	$ 1,025,803	$ 1,027,427